Unaudited interim condensed consolidated statements of financial position - EUR (€) € in Thousands	Mar. 31, 2022	Dec. 31, 2021
Noncurrent assets
Intangible assets	€ 8,183	€ 9,194
Property, plant and equipment	7,674	9,464
Right-of-use assets	17,972	18,904
Other assets	2,972	2,972
Non-current assets	36,801	40,534
Current assets
Inventories	2,067	3,869
Trade receivables and contract assets	21,125	24,337
Other assets	5,443	5,453
Cash and cash equivalents	42,666	17,818
Current assets	71,301	51,477
Assets	108,102	92,011
Equity
Issued capital	3,250	2,708
Capital reserve	143,456	133,897
Retained earnings and other reserves	(114,120)	(107,705)
Noncontrolling interests	220	193
Equity	32,806	29,093
Noncurrent liabilities
Noncurrent loans	21,890
Lease liabilities	14,540	15,394
Deferred tax liabilities	59	79
Government grants	7,506	8,028
Warrants liability	2,603
Non-current liabilities	46,598	23,501
Current liabilities
Government grants	1,517	1,368
Current loans	3,574	3,815
Lease liabilities	2,953	3,330
Trade payables	5,897	11,252
Liabilities from income taxes	198	178
Other liabilities	14,559	19,474
Current liabilities	28,698	39,417
Equity and liabilities	€ 108,102	€ 92,011